UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23234

BMT Investment Funds
 (Exact name of registrant as specified in charter)

10 South Bryn Mawr Avenue
Bryn Mawr, PA 19010
(Address of principal executive offices) (Zip code)

Jennifer Dempsey Fox
10 South Bryn Mawr Avenue
Bryn Mawr, PA 19010
 (Name and address of agent for service)

(610) 527-8397
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

BMT Multi-Cap Fund
Schedule of Investments as of August 31, 2018
(Unaudited)

	Shares	Value
COMMON STOCKS - 94.42%
Automobiles & Components - 1.58%
Aptiv PLC (a)	18,134	$1,595,974
Cooper Tire & Rubber Co.	46,238	1,333,966
		2,929,940
Banks - 9.21%
BB&T Corp.	55,530	2,868,680
Camden National Corp.	49,795	2,277,623
JPMorgan Chase & Co.	33,637	3,854,127
South State Corp.	32,895	2,712,193
Union Bankshares Corp.	69,726	2,900,602
Wells Fargo & Co.	41,388	2,420,370
		17,033,595
Capital Goods - 9.22%
Astec Industries, Inc.	29,528	1,436,537
Cubic Corp.	26,750	2,024,975
Hexcel Corp.	32,573	2,153,727
Honeywell International, Inc.	17,009	2,705,451
Johnson Controls International plc (a)	59,082	2,231,527
Nordson Corp.	16,700	2,321,634
Spirit AeroSystems Holdings, Inc. - Class A	21,082	1,802,511
Standex International Corp.	22,112	2,385,885
		17,062,247
Commercial & Professional Services - 1.92%
ABM Industries, Inc.	60,026	1,904,025
Brady Corp. - Class A	40,544	1,640,005
		3,544,030
Consumer Durables & Apparel - 3.43%
Brunswick Corp.	28,183	1,871,915
VF Corp.	23,483	2,163,489
Wolverine World Wide, Inc.	58,717	2,300,532
		6,335,936
Consumer Services - 1.21%
Darden Restaurants, Inc.	19,242	2,232,842
Diversified Financials - 3.07%
Cboe Holdings, Inc.	15,232	1,535,386
The Charles Schwab Corp.	37,198	1,889,286
Raymond James Financial, Inc.	24,188	2,250,452
		5,675,124

Energy - 5.34%
Anadarko Petroleum Corp.	21,424	1,379,706
Apache Corp.	43,152	1,891,352
EOG Resources, Inc.	18,931	2,238,212
Occidental Petroleum Corp.	32,053	2,560,073
Schlumberger Ltd. (a)	28,719	1,813,892
		9,883,235
Food & Staples Retailing - 1.84%
Sysco Corp.	33,205	2,484,398
Walgreens Boots Alliance, Inc.	13,528	927,480
		3,411,878
Food, Beverage & Tobacco - 2.91%
Hormel Foods Corp.	51,187	2,003,971
McCormick & Co., Inc.	12,263	1,531,403
PepsiCo, Inc.	16,552	1,853,990
		5,389,364
Health Care Equipment & Services - 13.63%
Abbott Laboratories	36,989	2,472,345
Becton Dickinson and Co.	13,278	3,477,110
Envision Healthcare Corp. (b)	28,796	1,306,187
Laboratory Corp. of America Holdings (b)	10,160	1,756,359
LHC Group, Inc. (b)	25,187	2,491,750
Masimo Corp. (b)	18,660	2,199,827
Merit Medical Systems, Inc. (b)	37,267	2,193,163
STERIS PLC (a)	22,120	2,530,970
Stryker Corp.	13,720	2,324,580
Teleflex, Inc.	9,291	2,298,872
US Physical Therapy, Inc.	17,278	2,164,069
		25,215,232
Household & Personal Products - 1.59%
Church & Dwight Co., Inc.	33,316	1,885,019
Kimberly-Clark Corp.	9,166	1,059,040
		2,944,059
Insurance - 1.24%
Prudential Financial, Inc.	23,343	2,293,450
Materials - 5.48%
Bemis Co., Inc.	39,310	1,937,197
DowDuPont, Inc.	40,241	2,822,101
The Mosaic Co.	50,431	1,576,977
Quaker Chemical Corp.	10,703	1,928,038
Sensient Technologies Corp.	26,478	1,880,468
		10,144,781
Media - 1.03%
CBS Corp. - Class B	36,000	1,908,720

Pharmaceuticals, Biotechnology & Life Sciences - 4.40%
Gilead Sciences, Inc.	28,556	2,162,546
Johnson & Johnson	18,187	2,449,607
Thermo Fisher Scientific, Inc.	14,782	3,534,376
		8,146,529
Retailing - 2.65%
The TJX Companies, Inc.	27,103	2,980,517
Williams-Sonoma, Inc.	27,214	1,911,239
		4,891,756
Semiconductors & Semiconductor Equipment - 3.02%
Analog Devices, Inc.	22,706	2,244,488
Cirrus Logic, Inc. (b)	36,680	1,612,086
Skyworks Solutions, Inc.	18,916	1,727,031
		5,583,605
Software & Services - 8.66%
CACI International, Inc. - Class A(b)	15,063	2,937,285
Mastercard, Inc. - Class A	14,785	3,187,055
MAXIMUS, Inc.	33,756	2,244,774
Microsoft Corp.	29,453	3,308,455
Paychex, Inc.	32,766	2,400,109
Total System Services, Inc.	19,899	1,932,989
		16,010,667
Technology Hardware & Equipment - 7.87%
Apple, Inc.	19,890	4,527,561
Avnet, Inc.	34,439	1,666,847
Badger Meter, Inc.	30,971	1,701,856
Cisco Systems, Inc.	51,657	2,467,655
Corning, Inc.	73,962	2,478,467
MTS Systems Corp.	31,611	1,710,155
		14,552,541
Telecommunication Services - 1.03%
Verizon Communications, Inc.	35,035	1,904,853
Transportation - 3.20%
Atlas Air Worldwide Holdings, Inc. (b)	29,436	1,792,652
Norfolk Southern Corp.	11,500	1,999,160
United Parcel Service, Inc. - Class B	17,327	2,129,142
		5,920,954
Utilities - 0.89%
American Water Works Co., Inc.	18,736	1,639,962
TOTAL COMMON STOCKS (Cost $147,399,447)		174,655,300

Short-Term Investment - 4.96%
Money Market Fund - 4.96%
Dreyfus Government Cash Management - Class I - 1.84% (c)	9,173,106	9,173,106
Total Short-Term Investment (Cost $9,173,106)		9,173,106

Total Investments (Cost $156,572,553) - 99.38%		183,828,406
Other Assets in Excess of Liabilities - 0.62%		1,147,308
TOTAL NET ASSETS - 100.00%		$184,975,714

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Foreign concentration (including ADRs) was as follows: Curacao 0.98%; Ireland 1.21%; Jersey 0.86%; United Kingdom 1.37%.
(b)	Non-income producing security.
(c)	Variable rate security. Rate listed is the 7-day yield as of August 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of the Financial Statements.

1. Summary of Significant Accounting Policies (Unaudited)

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").  The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

   The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

   Equity investments, including common stocks, foreign issued common stocks, preferred stocks, convertible securities, warrants, rights, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as "NASDAQ") are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Portfolio securities primarily traded on the NASDAQ Stock Market ("NASDAQ") shall be valued using the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price. When using the market quotations or closing price provided by the pricing service, the security will be classified as a Level 1 security. When market quotations or closing price provided by the pricing service are unavailable, the mean of the bid and ask price will be used. These securities will generally be classified as Level 2 securities.

   Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

   Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 assets.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of August 31, 2018, the Fund's assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
BMT Multi-Cap Fund
Assets
Total Common Stocks*	$174,655,300	$-	$-	$174,655,300

Total Money Market Fund*	9,173,106	-	-	9,173,106

Total Assets	$183,828,406	$-	$-	$183,828,406

* For further information regarding security characteristics, please see the Schedule of Investments.

The Fund did not hold any investments during the period ended August 31, 2018 with significant unobservable inputs which would be classified as Level 3. There were no transfers of securities between levels during the reporting period. The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BMT Investment Funds

By (Signature and Title) /s/ Jennifer Dempsey Fox
                                           Jennifer Dempsey Fox, President

Date  October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jennifer Dempsey Fox
                                             Jennifer Dempsey Fox, President

Date  October 22, 2018

By (Signature and Title)* /s/ Michael W. Harrington
                                             Michael W. Harrington, Treasurer

Date  October 18, 2018

* Print the name and title of each signing officer under his or her signature.